SPDR® Series Trust

One Iron Street

Boston, MA 02210

November 12, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)

File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the SPDR Bloomberg SASB Corporate Bond ESG Select ETF, a series of the above-referenced Registrant, does not differ from the Prospectus contained in Post-Effective Amendment No. 248 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on November 6, 2020 with a designated effective date of November 9, 2020 (Accession No. 0001193125-20-287756).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-3920.

Sincerely,

/s/ Andrew DeLorme
Andrew DeLorme
Secretary

Cc:	W. John McGuire, Esq.